Trade Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Accounts Payable and Other Liabilities

(CAD$ in millions)	December 31, 2020	December 31, 2019
Trade accounts payable and accruals	$1,428	$1,307
Capital project accruals	599	432
Payroll-related liabilities	266	274
Accrued interest	104	96
Commercial and government royalties	229	198
Current portion of provisions (Note 24(a))	173	125
Settlement payables (Note 30(b))	61	16
Other	49	50
	$2,909	$2,498